EQUITY - Legal Reserve and Income reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Revenue reserve (as a percent)	5.00%
Maximum percentage of revenue reserved in paid-in capital	20.00%
Balance	R$ 4,324,170
Balance	3,492,387	R$ 4,324,170
Income reserves
EQUITY
Balance	4,324,170	2,463,228
Reversal of reserves	(1,700,000)	(297,000)
Recording of reserves	868,217	2,157,942
Balance	3,492,387	4,324,170	R$ 2,463,228
Legal reserve
EQUITY
Balance	2,584,757	2,138,344
Recording of reserves	250,051	446,413
Balance	2,834,808	2,584,757	2,138,344
Expansion and modernization reserve
EQUITY
Balance	1,700,000	297,000
Reversal of reserves	(1,700,000)	(297,000)	(550,000)
Recording of reserves	600,000	1,700,000
Balance	600,000	1,700,000	297,000
Tax incentive reserve
EQUITY
Balance	39,413	27,884
Recording of reserves	18,166	11,529
Balance	R$ 57,579	R$ 39,413	R$ 27,884